Investment Properties (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about investment property [abstract]
Details of investment properties
(1)	Details of investment properties are as follows (Unit: Korean Won in millions):

	December 31, 2024	December 31, 2025
Acquisition cost	497,787	1,050,044
Accumulated depreciation	(46,913)	(50,742)
Accumulated impairment losses	(86)	(448)

Net carrying value	450,788	998,854

Changes in investment properties
(2)	Changes in investment properties are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2023	2024	2025
Beginning balance	387,707	472,768	450,788
Acquisition	99,234	—	736
Disposal	—	(62,467)	(4,637)
Depreciation	(5,398)	(8,216)	(8,511)
Transfer	(2,098)	42,344	9,997
Classified as assets held for sale	—	—	(35,137)
Foreign currencies translation adjustments	(6,677)	6,409	5,103
Business combination	—	—	580,515
Others	—	(50)	—

Ending balance	472,768	450,788	998,854

Lease payments expected to be received in the future under lease contracts
(5)	The lease payments expected to be received in the future under lease contracts relating to investment properties as of December 31, 2024 and 2025 are as follows (Unit: Korean Won in millions):

	December 31, 2024	December 31, 2025
Lease payments:
Within a year	13,702	13,827
More than 1 year and within 2 years	9,414	18,687
More than 2 years and within 3 years	7,667	9,799
More than 3 years and within 4 years	4,362	8,303
More than 4 years and within 5 years	3,438	6,137
More than 5 years	3,441	3,793

Total	42,024	60,546